ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS (Details 2) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees	[1]	$ 852	$ 1,040	$ 1,029
Selling and marketing expenses		10,788	11,473	6,725	[2]
Selling and marketing expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Salaries		5,677	6,398	2,452
Selling and Marketing		1,568	2,075	3,484
Professional fees		36	66	112
Depreciation		2,320	1,941	359
Other Cost of sales expenses		1,187	993	318
Selling and marketing expenses		$ 10,788	$ 11,473	$ 6,725

[1]	Includes payments to shareholders for the years ended 2023, 2022 and 2021 of $475, $503 and $455, respectively.
[2]	Reclassified in respect of discontinued operations - see Note 25.